Related party transactions - Summary of Significant Subsidiaries (Details) - SUBSIDIARY	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Bell Canada
Disclosure of transactions between related parties [line items]
OWNERSHIP PERCENTAGE	100.00%	100.00%
Bell Mobility Inc.
Disclosure of transactions between related parties [line items]
OWNERSHIP PERCENTAGE	100.00%	100.00%
Bell Media Inc.
Disclosure of transactions between related parties [line items]
OWNERSHIP PERCENTAGE	100.00%	100.00%